REGULATORY MATTERS REGULATORY ASSETS (Detail) (Springerville Unit 1, USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Jan. 31, 2015
Jointly Owned Utility Plant Interests [Line Items]
Increase (Decrease) in Other Regulatory Assets	$ 25
Public Utilities, Property, Plant and Equipment, Other Property Plant and Equipment, Amortization Period	10 years
Completion of Purchase of Equity Interest [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share		49.50%